Cover Page	Feb. 01, 2024
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Feb. 01, 2024
Document Period End Date	Feb. 01, 2024
Amendment Flag	false
Entity Registrant Name	RENEWABLE ENERGY ACQUISITION CORP.
Entity Central Index Key	0001418302
Entity File Number	000-53900
Entity Tax Identification Number	74-3219044
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2694 Blackwater Rd. NW
Entity Address, City or Town	Longville
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	56655
City Area Code	612
Local Phone Number	867-2203
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false